Basis of Presentation and Significant Accounting Policies - Inventory at Fiscal Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Inventories Net [Line Items]
Parts and assemblies	$ 598	$ 287
Work-in-process	3,407	4,424
Finished products	2,682	3,173
Total Inventory	$ 6,687	$ 7,884